Accounts Receivable, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, net
Accounts receivable	¥ 26,088	¥ 108,246
Allowance for doubtful accounts	(15,606)	(9,018)	¥ (7,598)
Accounts receivable, net	¥ 10,482	¥ 99,228